Summary of Warrant Activity (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Purchase of warrants shares | shares	863,500	[1]
Purchase of warrants per share | $ / shares	$ 2.00	[1]
P I P E Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants shares | shares	863,500
Purchase of warrants per share | $ / shares	$ 2.00

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 863,500 shares of common stock to their floor price of $2.00 per share. The warrants were presented as the old warrants going out and the new warrants coming in for ease of presentation.